Income from Investments in Other Companies - Schedule of Income Obtained From Investments (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 11,983	$ 16,655	$ 13,409
Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 11,983	8,730	13,409
Servipag Ltda.[Member] | Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 1,437	1,676	2,201
Artikos Chile S.A. [Member] | Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder	[1]	Banco de Chile
Income attributable to investments in other companies	[1]		552	820
Subtotal Joint Ventures [Member] | Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 1,437	2,228	3,021
Artikos Chile S.A. [Member] | Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder	[1]	Banco de Chile
Income attributable to investments in other companies	[1]		7,925
Associates [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 10,546	6,502	10,388
Associates [Member] | Transbank S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 5,942	2,575	7,014
Associates [Member] | Centro de Compensación Automatizado S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 2,007	1,875	1,686
Associates [Member] | Redbanc S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 1,279	663	288
Associates [Member] | Sociedad Interbancaria de Depósito de Valores S.A.[Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 549	483	460
Associates [Member] | Administrador Financiero del Transantiago S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 501	610	723
Associates [Member] | Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 237	145	86
Associates [Member] | Servicios de Infraestructura de Mercado OTC S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 31	$ 151	$ 131

[1]	In September 2024, it was agreed to accept the binding purchase offer presented by the Santiago Chamber of Commerce A.G. for 100% of the shares of Artikos Chile S.A. The sale was completed in December of the same year.